Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 96,555	$ 102,226
Impairment	(4,881)	(4,592)
Less: accumulated depreciation and amortization	(57,813)	(59,532)
Net book value	38,742	42,694
Net value of computer software included in furniture, fixture and equipment	163	283
Impairment of property, plant and equipment	490	197
Depreciation of property, plant and equipment	3,621	4,219	4,920
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	33,715	33,715
Leasehold land and buildings [Member] | Property on lease [Member]
Property, Plant and Equipment [Line Items]
Cost	2,969
Less: accumulated depreciation and amortization	(535)
Net book value	2,434
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost	49,693	54,100
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,248	13,248
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,328	1,421
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,000	3,799
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Cost	91	535
Land use right of state-owned land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	29,534	29,534
Lease terms	50 years
Lease expiration period	Dec. 31, 2050
Long term leased land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 4,181	$ 4,181
Lease terms	50 years
Lease expiration period	Dec. 31, 2053